REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prior Period Adjustment [Abstract]
Summary of Effects of Corrections of Errors
The Company evaluated the errors described above (and quantified in the table below), both qualitatively
and
quantitatively
, in accordance with Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (“SAB”) Topic 1.M, Materiality, codified in ASC 250, Accounting Changes and Error Corrections, and concluded that the errors were not material to the previously issued financial statements taken as a whole. The unaudited consolidated financial statements presented herein as of and for the three months ended March 31, 2023 have been revised to correct the errors described above in accordance with SEC SAB Topic 1.M, as codified in ASC 250.

	For the three months ended March 31, 2023
Unaudited Condensed Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Revised
Non-cash lease expense	$(220)	$1,360	$1,140
Provision for excess and obsolete inventory	—	17	17
Provision for excess and obsolete property and equipment	—	117	117
Inventories, net	(1,442)	1,558	116
Operating lease liabilities	274	(1,360)	(1,086)
Accounts payable	5,765	(2,557)	3,208
Accrued Expenses	207	(3,387)	(3,180)
Purchase of property, plant and equipment	(10,815)	3,748	(7,067)
Proceeds from sale of lost-in-hole equipment	5,315	504	5,819
ROU assets obtained in exchange for lease liabilities	2,516	(1,156)	1,360
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities	—	1,575	1,575
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	—	4,369	4,369

The following table presents (in thousands) the effects of the corrections of the errors described above:

	For the year ended December 31, 2022
Consolidated Statement of Cash Flows	As Previously Reported	Adjustment	As Revised
Non-cash lease expense	$(3,768)	$7,907	$4,139
Provision for excess and obsolete inventory	—	45	45
Provision for excess and obsolete property and equipment	—	510	510
Inventories, net	(940)	34	(906)
Operating lease liabilities	3,733	(7,907)	(4,174)
Accounts payable	(981)	(451)	(1,432)
Purchase of property, plant and equipment	(23,753)	(935)	(24,688)
Proceeds from sale of lost-in-hole equipment	20,319	797	21,116
ROU assets obtained in exchange for lease liabilities	9,451	(1,544)	7,907
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities	—	79	79
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	—	372	372